Parent Company Statements (Details 3) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income attributable to Oneida Financial Corp. (in dollars)	$ 1,795,000	$ 65,000	$ 1,899,000	$ 2,002,000	$ 1,664,000	$ 956,000	$ 1,696,000	$ 1,413,000	$ 5,760,418	$ 5,729,281	$ 3,760,688
Adjustments to reconcile net income to net cash provided by operating activities:
ESOP shares earned									264,462		185,598
Net cash provided by operating activities									9,485,612	10,850,420	8,684,636
Investing activities:
Purchase of securities available for sale									(140,313,084)	(86,022,264)	(244,076,005)
Maturities and calls of securities available for sale									54,615,727	54,875,009	60,670,003
Net cash (used in) provided by investing activities									(38,566,567)	6,843,912	(83,665,270)
Financing activities:
Dividends paid									(3,282,056)	(3,365,128)	(2,108,687)
Increase in noncontrolling interest											500
Redemption of noncontrolling interest										(2,500,500)
Repurchase of common shares									(1,039,703)	(2,267,285)
Exercise of stock options (using treasury stock)											170,035
Purchase of treasury stock											(155,877)
Net proceeds of stock offering and conversion											27,737,108
Net cash provided (used in) by financing activities									8,312,361	(10,864,075)	69,185,048
(Decrease) increase in cash and cash equivalents									(20,768,594)	6,830,257	(5,795,586)
Cash and cash equivalents at beginning of year				40,571,673				33,741,416	40,571,673	33,741,416	39,537,002
Cash and Cash Equivalents at End of Year	19,803,079				40,571,673				19,803,079	40,571,673	33,741,416
Non-cash financing activities:
Dividends declared and unpaid	842,952				829,868				842,952	829,868	859,774
Oneida Financial Corp.
Operating activities:
Net income attributable to Oneida Financial Corp. (in dollars)									5,760,418	5,729,281	3,760,688
Adjustments to reconcile net income to net cash provided by operating activities:
ESOP shares earned									350,113	343,042	302,739
Other assets/liabilities, net									(285,192)	219,791	(177,651)
Equity in undistributed net income of subsidiary bank									(1,011,606)	(6,056,709)	(3,858,634)
Net cash provided by operating activities									4,813,733	235,405	27,142
Investing activities:
Purchase of securities available for sale											(2,000,000)
Maturities and calls of securities available for sale										2,000,000
Investment in subsidiary bank									(350,113)	2,157,458	(13,539,841)
Decrease (increase) in ESOP loan									253,185	319,780	(929,858)
Change in due from related parties										(22,883)	(794,257)
Net cash (used in) provided by investing activities									(96,928)	4,454,355	(17,263,956)
Financing activities:
Dividends paid									(3,282,056)	(3,365,128)	(2,108,687)
Increase in noncontrolling interest											500
Redemption of noncontrolling interest										(2,500,500)
Repurchase of common shares									(1,039,703)	(2,267,285)
Exercise of stock options (using treasury stock)											170,035
Purchase of treasury stock											(155,877)
Net proceeds of stock offering and conversion											27,737,108
Net cash provided (used in) by financing activities									(4,321,759)	(8,132,913)	25,643,079
(Decrease) increase in cash and cash equivalents									395,046	(3,443,153)	8,406,265
Cash and cash equivalents at beginning of year				5,112,909				8,556,062	5,112,909	8,556,062	149,797
Cash and Cash Equivalents at End of Year	5,507,954				5,112,909				5,507,954	5,112,909	8,556,062
Non-cash financing activities:
Dividends declared and unpaid	$ 842,952				$ 829,868				$ 842,952	$ 829,868	$ 859,774